Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other assets
Long-term deferred tax assets	$ 325	$ 443
Long-term pension assets	504	147
Investments in affiliates	274	204
Company and trust-owned life insurance	160	146
Other	143	164
Other Assets	$ 1,406	$ 1,104
Entity In South Korea
Other assets
Ownership in affiliate, as a percent	40.00%
Entity In Guatemala
Other assets
Ownership in affiliate, as a percent	50.00%
Entity In Panama
Other assets
Ownership in affiliate, as a percent	50.00%
Entity In Vietnam
Other assets
Ownership in affiliate, as a percent	50.00%
Entity In U.S.
Other assets
Ownership in affiliate, as a percent	50.00%